Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Group profit for the financial year	$ 2,621	$ 1,165	$ 1,738
Items that may be reclassified to profit or loss in subsequent years:
Currency translation effects	(338)	440	472
Gains relating to cash flow hedges	34	7	27
Tax relating to cash flow hedges	(8)	0	(4)
Other comprehensive income that will be reclassified to profit or loss net of tax	(312)	447	495
Items that will not be reclassified to profit or loss in subsequent years:
Remeasurement of retirement benefit obligations	264	(33)	(19)
Tax relating to retirement benefit obligations	(36)	11	(4)
Other comprehensive income that will not be reclassified to profit or loss net of tax	228	(22)	(23)
Total other comprehensive income for the financial year	(84)	425	472
Total comprehensive income for the financial year	2,537	1,590	2,210
Attributable to:
Equity holders of the Company	2,516	1,515	2,174
Non-controlling interests	21	75	36
Total comprehensive income for the financial year	$ 2,537	$ 1,590	$ 2,210